Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

Principal Value
U.S. Treasury Bills – 96.6%
U.S. Treasury Bill, 3.63%, 4/14/2026 (a)(b) ...................................... $ 1,900,000 $ 1,897,514
U.S. Treasury Bill, 3.66%, 5/19/2026 (a)(b) ...................................... 3,500,000 3,483,060
U.S. Treasury Bill, 3.68%, 6/9/2026 (a) ......................................... 2,300,000 2,284,187
U.S. Treasury Bill, 3.68%, 6/23/2026 (a)(b) ...................................... 13,800,000 13,686,256
U.S. Treasury Bill, 3.68%, 7/7/2026 (a)(b) ....................................... 17,600,000 17,429,191
U.S. Treasury Bill, 3.72%, 7/21/2026 (a)(b) ...................................... 6,450,000 6,378,355
Total U.S. Treasury Bills (Cost $45,157,136) ......................................... 45,158,563
Shares
U.S. Exchange-Traded Funds – 11.8%
Alternative Funds – 5.7%
Simplify US Equity Plus Managed Futures Strategy ETF(c) ......................... 100,000 2,678,240
Fixed Income Funds – 6.1%
Simplify Ancorato Target 25 Distribution ETF(c) ................................... 125,000 2,832,500
Total U.S. Exchange-Traded Funds (Cost $5,633,635) ................................. 5,510,740
Money Market Fund – 0.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.54%(d)
(Cost $121,921) .......................................................... 121,921 121,921
Number of
Contracts Notional Amount
Purchased Options – 0.0%†
Calls – Exchange-Traded – 0.0%†
S&P 500 Index, April Strike Price $7,350, Expires 4/01/26 ............... 56 41,160,000 280
S&P 500 Index, April Strike Price $7,200, Expires 4/17/26 ............... 19 13,680,000 1,045
S&P 500 Index, April Strike Price $7,275, Expires 4/17/26 ............... 42 30,555,000 1,890
S&P 500 Index, April Strike Price $7,380, Expires 4/17/26 ............... 21 15,498,000 682
S&P 500 Index, June Strike Price $7,300, Expires 6/18/26 ............... 24 17,520,000 22,800
26,697
Total Purchased Options (Cost $474,592) ............................................. 26,697
Total Investments – 108.7%
(Cost $51,387,284) ............................................................. $ 50,817,921
Liabilities in Excess of Other Assets – (8.7)% .......................................... (4,061,397)
Net Assets – 100.0% ............................................................. $ 46,756,524
† Less than 0.05%
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Securities with an aggregate market value of $41,185,884 have been pledged as collateral for options and swaps as of March 31,
2026.
(c) Affiliated fund managed by Simplify Asset Management Inc.
(d) Rate shown reflects the 7-day yield as of March 31, 2026.

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Affiliates
Fiscal period to date transactions with companies which are or were affiliates are as follows:
Affiliate
Value at
beginning of
the period
Purchases
Cost
Sales
Proceeds
Net Realized
Gain/(Loss)
Net Change
in Unrealized
Appreciation/
Depreciation
Value at the
end of the
period
Number of
Shares at
the end of
the period
Dividend
Income
Capital
Gain
Distributions
Simplify Ancorato
Target 25
Distribution
ETF $ — $ 5,004,680 $ (1,933,905) $ 57,150 $ (295,425) $ 2,832,500 125,000 $ 265,000 $ —
Simplify Currency
Strategy ETF 7,566,932 3,712,183 (11,810,281) 389,280 141,886 — — 253,082 —
Simplify US
Equity Plus
Managed
Futures
Strategy ETF — 2,505,710 — — 172,530 2,678,240 100,000 20,000 —
$ 7,566,932 $ 11,222,573 $ (13,744,186) $ 446,430 $ 18,991 $ 5,510,740 225,000 $ 538,082 $ —
Currency Abbreviations:
USD : U.S. Dollar
At March 31, 2026, over the counter total return swap contracts outstanding were as follows:
Reference
Obligation/Index
Termination
Date(a)
Financing Rate
Paid (Received) by the
Fund Counterparty Notional Amount
Unrealized
Appreciation/
(Depreciation)(b)
FOXBP1TRS(c) 11/13/2026 4.33% (SOFR+0.65%)(d) BNP 3,773,750 $ (125,041)
FOXBP2TRS(c) 11/13/2026 4.63% (SOFR+0.95%)(d) BNP 3,773,750 (125,481)
SBABOATRS(e) 12/15/2026 4.53% (SOFR+0.85%)(d) BOFA 23,807,000 (535,080)
TRSBA0003(c) 3/15/2027 4.48% (SOFR+0.80%)(d) BOFA 6,798,080 (202,411)
TRSBA0005(c) 3/15/2027 4.48% (SOFR+0.80%)(d) BOFA 2,985,740 (67,261)
TRSBA0006(f) 3/15/2027 4.48% (SOFR+0.80%)(d) BOFA 27,258,746 (247,414)
TRSBP0001(c) 11/13/2026 4.48% (SOFR+0.80%)(d) BNP 5,360,446 (177,934)
TRSBP0002(g) 11/13/2026 4.48% (SOFR+0.80%)(d) BNP 4,747,446 (262,028)
TRSCI0008(c ) 3/15/2027 4.33% (SOFR+0.65%)(d) CITI 5,352,592 (168,913)
TRSCI0009(f) 3/15/2027 4.43% (SOFR+0.75%)(d) CITI 24,583,760 (443,673)
TRSUB0001* 11/13/2026 3.94% (EFFR+0.30%)(d) UBS 96,322,577 (772,047)
TRSUB0004(f) 3/15/2027 4.68% (SOFR+1.00%)(d) UBS 24,595,680 (457,703)
TRSUB0005* 11/13/2026 3.59% (EFFR-0.05%)(d) UBS (81,306,751) (1,473,974)
$ (5,058,960)
* The aggregate market value of the constituents of the swap reference index have been shown below for derivative based indices.
(a) The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security).
(b) There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(c) Based on Simplify Currency Strategy ETF.
(d) Payments made quarterly.
(e) Based on Simplify Barrier Income ETF.
(f) Based on Simplify Managed Futures Strategy ETF.
(g) Based on Simplify Ancorato Target 25 Distribution ETF.

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Abbreviations:
BNP : BNP Paribas
BOFA : Bank of America
CITI : Citigroup, NA
EFFR : Effective Federal Funds Rate
SOFR : Secured Overnight Financing Rate
UBS : UBS AG
* The following table shows the top 50 positions and related Market Value of the securities within the TRSUB0005 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Comcast Corp., Class A .......................................... (33,198) $ (953,112) 1.15%
IAC, Inc. ....................................................... (21,102) (844,733) 1.02%
Iridium Communications, Inc. ...................................... (30,517) (846,547) 1.02%
Sirius XM Holdings, Inc. .......................................... (36,618) (845,141) 1.02%
Zoominfo Technologies, Inc. ....................................... (142,396) (851,528) 1.03%
(4,341,061)
Consumer Discretionary
AutoNation, Inc. ................................................. (4,317) (842,952) 1.02%
Bath & Body Works, Inc. .......................................... (45,336) (846,432) 1.02%
Churchill Downs, Inc. ............................................ (9,393) (843,750) 1.02%
Ford Motor Co. ................................................. (74,809) (863,297) 1.04%
H&R Block Inc .................................................. (26,446) (839,405) 1.01%
Penn Entertainment, Inc. .......................................... (56,584) (850,464) 1.03%
PVH Corp. ..................................................... (12,440) (867,789) 1.05%
RH ........................................................... (6,358) (888,968) 1.07%
(6,843,057)
Consumer Staples
Campbell Soup Co. .............................................. (39,444) (878,425) 1.06%
Conagra Brands, Inc. ............................................ (53,311) (838,053) 1.01%
Darling Ingredients, Inc. .......................................... (14,097) (871,924) 1.05%
Dollar General Corp. ............................................. (7,285) (864,986) 1.04%
Kraft Heinz Co. (The) ............................................ (39,636) (891,419) 1.08%
Molson Coors Beverage Co., Class B ............................... (20,143) (867,367) 1.05%
Post Holdings, Inc. .............................................. (8,527) (842,994) 1.02%
Primo Brands Corp. .............................................. (44,234) (832,931) 1.01%
(6,888,099)
Health Care
Acadia Healthcare Co., Inc. ....................................... (36,085) (844,036) 1.02%
Apellis Pharmaceuticals, Inc. ...................................... (47,520) (1,911,746) 2.31%
Avantor , Inc. ................................................... (105,922) (830,428) 1.00%
Perrigo Co. PLC ................................................ (84,935) (912,205) 1.10%
Sarepta Therapeutics, Inc. ........................................ (46,495) (1,011,731) 1.22%
Sotera Health Co. ............................................... (59,182) (848,663) 1.02%
Teleflex, Inc. ................................................... (7,684) (919,049) 1.11%
Ultragenyx Pharmaceutical, Inc. .................................... (44,258) (927,209) 1.12%
(8,205,067)
Industrials
Clarivate PLC .................................................. (331,488) (838,666) 1.01%
CNH Industrial NV ............................................... (76,236) (838,598) 1.01%
Concentrix Corp. ................................................ (30,921) (845,987) 1.02%

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Industrials (continued)
ManpowerGroup , Inc. ............................................ (29,378) $ (865,488) 1.05%
(3,388,739)
Information Technology
DXC Technology Co. ............................................. (70,463) (885,716) 1.07%
HP, Inc. ....................................................... (44,653) (857,783) 1.04%
Kyndryl Holdings, Inc. ............................................ (66,244) (869,122) 1.05%
Super Micro Computer, Inc. ....................................... (37,542) (854,827) 1.03%
Unity Software, Inc. .............................................. (45,137) (990,295) 1.20%
(4,457,743)
Materials
Alcoa Corp ..................................................... (14,446) (958,177) 1.16%
Ashland Inc .................................................... (16,114) (896,126) 1.08%
Celanese Corp., Class A .......................................... (13,467) (885,706) 1.07%
Cleveland-Cliffs, Inc. ............................................. (98,529) (832,571) 1.01%
Eastman Chemical Co. ........................................... (11,705) (893,338) 1.08%
FMC Corp. ..................................................... (55,211) (950,730) 1.15%
Graphic Packaging Holding Co. .................................... (91,178) (906,307) 1.09%
Huntsman Corp. ................................................ (71,760) (955,120) 1.15%
Mosaic Co. (The) ................................................ (32,932) (839,762) 1.01%
Olin Corp. ..................................................... (29,677) (882,284) 1.07%
Sonoco Products Co. ............................................ (15,587) (843,092) 1.02%
Westlake Corp. ................................................. (7,177) (838,369) 1.01%
(10,681,582)
Other Components ............................................. (2,431,068) (38,019,425) 45.90%
Total ....................................................................... $ (82,824,773) 100.00%
* The following table shows the top 50 positions and related Market Value of the securities within the TRSUB0001 basket.
Shares Market Value % of basket
Common Stocks
Communication Services
Omnicom Group, Inc. ............................................ 12,611 $ 949,726 0.99%
TKO Group Holdings, Inc., Class A .................................. 4,914 990,881 1.04%
1,940,607
Consumer Discretionary
Lowe’s Cos., Inc. ................................................ 4,056 958,238 1.00%
Marriott International, Inc./ Md , Class A ............................... 2,932 958,885 1.00%
Williams-Sonoma, Inc. ........................................... 5,250 957,245 1.00%
2,874,368
Consumer Staples
Altria Group, Inc. ................................................ 14,781 975,420 1.02%
PepsiCo, Inc., Class A ............................................ 6,313 980,408 1.03%
Philip Morris International, Inc. ..................................... 5,802 959,264 1.00%
2,915,092
Energy
Halliburton Co. ................................................. 24,947 972,688 1.02%
Schlumberger NV ............................................... 18,823 967,299 1.01%
Targa Resources Corp. ........................................... 3,863 968,622 1.01%
2,908,609

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Financials
Arthur J Gallagher & Co. .......................................... 4,396 $ 952,054 1.00%
Invesco Ltd. .................................................... 39,647 963,026 1.01%
Mastercard , Inc., Class A ......................................... 1,906 952,126 1.00%
Moody's Corp .................................................. 2,219 968,021 1.01%
MSCI, Inc., Class A .............................................. 1,768 953,140 1.00%
Nasdaq, Inc. ................................................... 11,281 957,616 1.00%
S&p Global, Inc. ................................................ 2,312 983,428 1.03%
6,729,411
Health Care
AbbVie, Inc. .................................................... 4,633 1,007,677 1.05%
Agilent Technologies, Inc. ......................................... 8,325 948,903 0.99%
Amgen Inc ..................................................... 2,729 960,067 1.00%
Cardinal Health, Inc. ............................................. 4,588 969,453 1.01%
Cigna Group (The) .............................................. 3,576 953,882 1.00%
Johnson & Johnson .............................................. 4,041 987,791 1.03%
Merck & Co., Inc. ................................................ 8,170 982,761 1.03%
Stryker Corp. ................................................... 2,894 950,967 1.00%
7,761,501
Industrials
Emerson Electric Co. ............................................ 7,305 957,090 1.00%
Equifax, Inc. .................................................... 5,609 1,010,023 1.06%
Fastenal Co. ................................................... 21,179 982,716 1.03%
Rollins, Inc. .................................................... 17,841 952,876 1.00%
Westinghouse Air Brake Technologies Corp. .......................... 3,871 967,341 1.01%
WW Grainger, Inc. ............................................... 892 973,410 1.02%
5,843,456
Information Technology
Accenture PLC, Class A .......................................... 4,912 974,069 1.02%
Apple Inc ...................................................... 3,778 958,858 1.00%
Autodesk Inc ................................................... 3,971 950,775 1.00%
Cognizant Technology Solutions Corp., Class A ........................ 15,782 968,253 1.01%
EPAM Systems, Inc. ............................................. 7,146 967,600 1.01%
International Business Machines Corp. .............................. 3,952 957,848 1.00%
Intuit, Inc. ...................................................... 2,198 950,581 0.99%
Tyler Technologies, Inc. ........................................... 2,811 962,286 1.01%
7,690,270
Materials
Corteva , Inc. ................................................... 11,799 987,665 1.03%
Freeport-McMoRan, Inc. .......................................... 16,833 989,451 1.04%
International Flavors & Fragrances, Inc. .............................. 14,002 1,015,844 1.06%
Southern Copper Corp. ........................................... 5,947 1,023,164 1.07%
4,016,124
Real Estate
Digital Realty Trust, Inc. .......................................... 5,442 980,665 1.03%
Equinix , Inc. .................................................... 986 966,221 1.01%
Welltower , Inc. .................................................. 4,836 956,054 1.00%
Weyerhaeuser Co. .............................................. 40,388 986,680 1.03%
3,889,620

Simplify Multi-QIS Alternative ETF
Consolidated Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)

Shares Market Value % of basket
Common Stocks (continued)
Utilities
Edison International ............................................. 13,338 $ 976,077 1.02%
NextEra Energy, Inc. ............................................. 10,377 963,810 1.01%
1,939,887
Other components ............................................. 269,556 47,094,298 49.26%
Total ....................................................................... $ 95,603,243 100.00%